                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3385
                      (Investment Company Act File Number)

                              Federated Stock Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$31.74		$26.71		$30.77		$36.82	$37.83
Income From Investment Operations:
Net investment income	0.42		0.42		0.30		0.28	0.38
Net realized and unrealized gain (loss) on investments	2.82		5.03		(4.08)		(3.29)	1.53
TOTAL FROM INVESTMENT OPERATIONS	3.24		5.45		(3.78)		(3.01)	1.91
Less Distributions:
Distributions from net investment income	(0.41)		(0.42)		(0.28)		(0.32)	(0.37)
Distributions from net realized gain on investments	--		--		--		(2.72)	(2.55)
TOTAL DISTRIBUTIONS	(0.41)		(0.42)		(0.28)		(3.04)	(2.92)
Net Asset Value, End of Period	$34.57		$31.74		$26.71		$30.77	$36.82
Total Return [1]	10.24	% [4]	20.59%		(12.39)%		(8.57)%	5.49%

Ratios to Average Net Assets:
Expenses	0.99	% [2]	0.99	% [2]	0.99	% [2]	0.99%	0.94%
Net investment income	1.21%		1.48%		0.95%		0.84%	1.06%
Expense waiver/reimbursement [3]	0.12%		0.12%		0.08%		0.06%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,354,772		$1,345,215		$1,208,926		$1,438,936	$1,456,221
Portfolio turnover	33%		37%		15%		18%	26%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.98%, 0.97% and 0.98% after taking into account these expense reductions for the years ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,024.40	$5.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.03

1 Expenses are equal to the Fund's Shares' annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

FUND PERFORMANCE

Federated Stock Trust returned 10.24% 1 during the 12 months ended October 31, 2004 versus the 14.46% return of its market benchmark, the Standard & Poor's (S&P) 500/Barra Value Index 2 during the same period. The fund outperformed the broad market S&P 500 Index 3 which returned 9.42% during the reporting period.

MARKET CONDITIONS AND IMPACT UPON FUND'S PERFORMANCE

The past 12 months generated positive returns for most domestic and global equity market benchmarks, continuing the trend established during the first quarter of 2003. Small- and mid-cap investment strategies continued their dominance of large-cap strategies during the reporting period and as a result, the portfolio's bias toward large-cap companies negatively influenced relative performance. The fund employs a value-based investment strategy which positively influenced performance during the reporting period as value-based strategies generally outperformed growth-based strategies across most market capitalizations.

SECTOR SELECTION IMPACT UPON FUND'S PERFORMANCE

Positive sector selection influences upon performance relative to the S&P/Barra Value Index included overweight positions in Industrials (contribution +0.19%) and Materials (contribution +0.07%), and underweight positions in Financials (contribution +0.29%) and Healthcare (contribution +0.03%).

Negative sector selection influences upon relative performance included an overweight position in Information Technology (contribution -0.38%), and underweight positions in Energy (contribution -0.31%) and Utilities (contribution -0.25%).

1 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

3 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

SECURITY SELECTION IMPACT UPON FUND'S PERFORMANCE

Positive influences on relative performance included favorable security selection in Information Technology (Motorola contributed +0.27%, Lexmark International contributed +0.24%, First Data Corp. contributed +0.23%).

Negative influences on relative performance included unfavorable security selection in Financials (AON Corp. contributed -0.16%, Ace Ltd. contributed -0.15%, Citigroup contributed -0.13%), Consumer Staples (Tyson Foods contributed -0.26%), and Utilities (Entergy contributed -0.02%).

The top five contributing names to the portfolio during the reporting period were: Tyco International +1.07%, ChevronTexaco Corp. +0.99%, Bank of America Corp. +0.76%, Exxon Mobil +0.69%, and BP PLC +0.63%. The bottom five contributing names to the portfolio were: Hewlett Packard -0.35%, Tyson Foods -0.26%, McKesson Corp. -0.20%, Sears Roebuck -0.18%, and AON Corp. -0.16%.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED STOCK TRUST

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Stock Trust (the "Fund") from October 31, 1994 to October 31, 2004 compared to the Standard and Poor's 500 Barra Value Index (S&P 500 BV), 2 the Standard and Poor's 500 Index (S&P 500) 2 and the Lipper Large Cap Value Funds Average (LLCVFA). 3

Average Annual Total Returns for the Period Ended 10/31/2004
1 Year	10.24%
5 Years	2.35%
10 Years	11.08%

Performance data quotes represent past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 BV, S&P 500 and the LMCVFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. Indexes are unmanaged and it is not possible to invest directly in an index.

2 The S&P 500 BV and the S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

3 The LLCVFA represents the average of the total returns reported by all of the funds designated by Lipper, Inc. as falling into the category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments Summary Table

At October 31, 2004, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Financials	33.0%
Industrials	12.1%
Energy	11.6%
Consumer Discretionary	11.5%
Information Technology	9.4%
Materials	5.4%
Utilities	5.1%
Telecommunication Services	4.3%
Healthcare	3.8%
Consumer Staples	3.2%
Cash Equivalents [3]	0.6%
Miscellaneous [4]	0.0%
TOTAL	100.0%

1 Except for Miscellaneous and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

2 Percentages are based on total investments, which may differ from the Fund's total net asset used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

4 Portfolio securities that cannot be assigned to a sector classification.

Portfolio of Investments

October 31, 2004

Shares			Value
		COMMON STOCKS--99.1%
		Consumer Discretionary--11.5%
192,200		Federated Department Stores, Inc.	$9,696,490
827,571		Ford Motor Co.	10,783,250
690,600		Gap (The), Inc.	13,798,188
587,800		Home Depot, Inc.	24,146,824
1,021,600	[1]	Interpublic Group Cos., Inc.	12,524,816
243,100		Johnson Controls, Inc.	13,941,785
593,210		Koninklijke (Royal) Philips Electronics NV, ADR	14,130,262
747,200		News Corp. Ltd., ADR	23,491,968
324,600		Viacom, Inc., Class A	12,029,676
847,800		Walt Disney Co.	21,381,516
		TOTAL	155,924,775
		Consumer Staples--3.2%
580,100		Altria Group, Inc.	28,111,646
1,080,700	[1]	Rite Aid Corp.	4,020,204
773,600		Tyson Foods, Inc., Class A	11,217,200
		TOTAL	43,349,050
		Energy--11.6%
560,000		BP PLC, ADR	32,620,000
788,378		ChevronTexaco Corp.	41,831,337
136,860		ConocoPhillips	11,538,666
635,300		Exxon Mobil Corp.	31,269,466
629,300		Halliburton Co.	23,309,272
435,900		Marathon Oil Corp.	16,612,149
		TOTAL	157,180,890
		Financials--32.9%
559,900		AON Corp.	11,427,559
513,100		Ace Ltd.	19,528,586
670,300		Allstate Corp.	32,234,727
345,900		American International Group, Inc.	20,999,589
1,314,400		Bank of America Corp.	58,871,976
242,500		Capital One Financial Corp.	17,886,800
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,047,200		Citigroup, Inc.	$46,464,264
203,500		Freddie Mac	13,553,100
357,900		Fannie Mae	25,106,685
180,500		Goldman Sachs Group, Inc.	17,757,590
296,000		Hartford Financial Services Group, Inc.	17,310,080
1,340,600		J.P. Morgan Chase & Co.	51,747,160
636,800		MBNA Corp.	16,321,184
538,100		Morgan Stanley	27,491,529
402,700		Nationwide Financial Services, Inc., Class A	13,933,420
954,700		U.S. Bancorp	27,313,967
296,700		Wachovia Corp.	14,600,607
231,000		Wells Fargo & Co.	13,795,320
		TOTAL	446,344,143
		Healthcare--3.8%
123,300		Johnson & Johnson	7,198,254
458,500		McKesson HBOC, Inc.	12,223,610
434,200		Pfizer, Inc.	12,570,090
980,400	[1]	Tenet Healthcare Corp.	10,509,888
121,100		UnitedHealth Group, Inc.	8,767,640
		TOTAL	51,269,482
		Industrials--12.0%
283,700		Block (H&R), Inc.	13,489,935
1,620,452		Cendant Corp.	33,365,107
241,100		Eaton Corp.	15,418,345
488,900		Masco Corp.	16,749,714
275,400		Northrop Grumman Corp.	14,251,950
456,300		Pitney Bowes, Inc.	19,963,125
153,200		Textron, Inc.	10,440,580
1,254,571		Tyco International Ltd.	39,079,887
		TOTAL	162,758,643
Shares			Value
		COMMON STOCKS--continued
		Information Technology--9.3%
745,600	[1]	Applied Materials, Inc.	$12,004,160
795,400	[1]	BMC Software, Inc.	15,048,968
211,100	[1]	Computer Sciences Corp.	10,485,337
550,149		Hewlett-Packard Co.	10,265,780
157,300		International Business Machines Corp.	14,117,675
533,900		Microsoft Corp.	14,943,861
1,035,100		Motorola, Inc.	17,865,826
657,360	[1]	Storage Technology Corp.	17,761,867
517,400	[1]	SunGard Data Systems, Inc.	13,705,926
		TOTAL	126,199,400
		Materials--5.4%
354,400		Air Products & Chemicals, Inc.	18,846,992
511,400		Alcoa, Inc.	16,620,500
194,500		Georgia-Pacific Corp.	6,727,755
255,500		International Paper Co.	9,839,305
324,300		PPG Industries, Inc.	20,674,125
		TOTAL	72,708,677
		Telecommunication Services--4.3%
840,600		SBC Communications, Inc.	21,233,556
552,900		Sprint Corp. (FON Group)	11,583,255
652,356		Verizon Communications	25,507,120
		TOTAL	58,323,931
		Utilities--5.1%
526,500		American Electric Power Co., Inc.	17,337,645
640,200		Edison International	19,526,100
182,000		FPL Group, Inc.	12,539,800
246,600		FirstEnergy Corp.	10,191,978
459,000		NiSource, Inc.	9,845,550
		TOTAL	69,441,073
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,089,147,866)	1,343,500,064
Shares			Value
		MUTUAL FUND--0.6%
7,662,549	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	$7,662,549
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $1,096,810,415) [3]	1,351,162,613
		OTHER ASSETS AND LIABILITIES - NET--0.3%	3,609,180
		TOTAL NET ASSETS--100%	$1,354,771,793

1 Non-income producing security.

2 Affiliated companies.

3 The cost of investments for federal tax purposes amounts to $1,097,622,142.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at value including $7,662,549 of investment in affiliated issuers (Note 5) (identified cost $1,096,810,415)		$1,351,162,613
Income receivable		2,462,561
Receivable for investments sold		6,257,772
Receivable for shares sold		1,424,617
TOTAL ASSETS		1,361,307,563
Liabilities:
Payable for investments purchased	$5,183,127
Payable for shares redeemed	1,096,419
Accrued expenses	256,224
TOTAL LIABILITIES		6,535,770
Net assets for 39,189,935 shares outstanding		$1,354,771,793
Net Assets Consist of:
Paid-in capital		$1,100,864,357
Net unrealized appreciation of investments		254,352,198
Accumulated net realized loss on investments		(1,548,255)
Undistributed net investment income		1,103,493
TOTAL NET ASSETS		$1,354,771,793
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($1,354,771,793 ÷ 39,189,935 shares outstanding), no par value, unlimited shares authorized		$34.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Dividends (including $300,614 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $146,777)			$29,682,091
Interest			652,243
TOTAL INCOME			30,334,334
Expenses:
Investment adviser fee (Note 5)		$9,428,590
Administrative personnel and services fee (Note 5)		1,107,818
Custodian fees		65,091
Transfer and dividend disbursing agent fees and expenses(Note 5)		987,381
Directors'/Trustees' fees		14,761
Auditing fees		15,923
Legal fees		4,376
Portfolio accounting fees (Note 5)		138,446
Shareholder services fee (Note 5)		3,459,829
Share registration costs		31,066
Printing and postage		47,609
Insurance premiums		14,567
Miscellaneous		12,941
TOTAL EXPENSES		15,328,398
Waivers, Reimbursements and Expense Reductions (Note 5):
Reimbursement of investment adviser fee	$(2,120)
Waiver of administrative personnel and services fee	(53,262)
Waiver of transfer and dividend disbursing agent fees and expenses	(41,973)
Waiver of shareholder services fee	(1,530,122)
Fees paid indirectly from directed brokerage arrangements	(89,768)
Reimbursement of other operating expenses	(4,060)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTIONS		(1,721,305)
Net expenses			13,607,093
Net investment income			16,727,241
Realized and Unrealized Gain on Investments:
Net realized gain on investments			91,724,540
Net increase due to reimbursement from Adviser (Note 5)			67,518
Net change in unrealized appreciation of investments			26,544,049
Net realized and unrealized gain on investments			118,336,107
Change in net assets resulting from operations			135,063,348

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,727,241	$18,191,196
Net realized gain (loss) on investments	91,724,540	(16,490,839)
Net increase due to reimbursements from adviser (Note 5)	67,518	--
Net change in unrealized appreciation/depreciation of investments	26,544,049	229,461,635
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,063,348	231,161,992
Distributions to Shareholders:
Distributions from net investment income	(16,665,192)	(18,041,607)
Share Transactions:
Proceeds from sale of shares	318,160,001	407,616,527
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	--	6,738,961
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	--	1,477,018
Net asset value of shares issued to shareholders in payment of distributions declared	12,677,951	13,659,079
Cost of shares redeemed	(439,679,211)	(506,322,908)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(108,841,259)	(76,831,323)
Change in net assets	9,556,897	136,289,062
Net Assets:
Beginning of period	1,345,214,896	1,208,925,834
End of period (including undistributed net investment income of $1,103,493 and $1,576,369, respectively)	$1,354,771,793	$1,345,214,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital.

On November 15, 2002, the Fund received a tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund and a taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund, as follows:

	Shares of the Fund Issued	Second National Bank Common TrustNet Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Common Trust Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Common Trust Fiduciary Equity Fund	249,499	$6,738,961	$1,247,323	--	$6,738,961	--
Second National Bank Common Trust Pension Equity Fund	54,684	1,477,018	--	--	1,477,018	--
TOTAL	304,183	$8,215,979	$1,247,323	$1,219,614,855	$8,215,979	$1,227,830,834

1 Unrealized appreciation is included in the Second National Bank Common Trust Fiduciary Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined .. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	9,314,461	14,539,936
Shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	--	249,499
Shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	--	54,684
Shares issued to shareholders in payment of distributions declared	371,792	479,849
Shares redeemed	(12,877,667)	(18,198,810)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,191,414)	(2,874,842)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to reclassification of a litigation settlement.

For the period ended October 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Gains
$(534,925)	$534,925

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$16,665,192	$18,041,607

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,103,493
Net unrealized appreciation	$253,540,471
Capital loss carryforward	$736,528

At October 31, 2004, the cost of investments for federal tax purposes was $1,097,622,142. The net unrealized appreciation of investments for federal tax purposes was $253,540,471. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $292,684,760 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,144,289.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

At October 31, 2004, the Fund had a capital loss carryforward of $736,528 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFLIATIES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser ") receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and $0.400% of average daily net assets in excess of $2 billion. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended October 31, 2004, the fees paid to FEMCOPA and FIMCO were $7,868,351 and $1,558,119, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Fund's adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this Fund are recorded as income in the accompanying financial statements and totaled $300,614 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $503,482, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $89,768, under these arrangements.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,034, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $309,244,975 and $307,655,736, respectively.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $207,814, $136,236 of which was contributed subsequent to October 31, 2004. Of this amount, $4,060 relates to the reimbursement of operating expenses of fees received by Federated from assets invested as a result of frequent trading arrangements; and $203,754 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund's closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended October 31, 2004 were as follows:

Purchases	$453,641,719
Sales	$546,977,043

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2004, the Fund did not designate any long-term capital gains dividends.

For the fiscal year ended October 31, 2004, 100.0% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2004, 97.7% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED STOCK TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock Trust (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for the each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Stock Trust as of October 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEES Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1982	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1982	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Kevin R. McCloskey Birth Date: May 12, 1966 VICE PRESIDENT Began serving: November 2002	Kevin R. McCloskey has been the Fund's Portfolio Manager since October 1999. He is Vice President of the Fund. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313900102

29457 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $22,881

                  Fiscal year ended 2003 - $15,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $919

                  Fiscal year ended 2003 - $795

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $79,414 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report and fees for review of N-14 merger documents.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $122,559 and $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $379,483

                  Fiscal year ended 2003 - $237,923

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004